COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Commitments
Year ended December 31,	RMB	US$
2015	108,931	17,556
2016	85,408	13,765
2017	79,348	12,789
2018	34,709	5,594
2019	31,752	5,117
Thereafter	42,151	6,794
	382,299	61,615

Schedule of Future Minimum Capital Commitments
Year ended December 31,	RMB	US$
2015	13,087	2,109
2016	7,491	1,208
2017	—	—
2018	—	—
2019 and thereafter	—	—
	20,578	3,317